Derivative Financial Instruments - Summary of Maturity Dates of Gross-settled Derivative Financial Instruments (Details) - Gross Settled - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Inflow
Disclosure of derivative financial instruments
Assets Inflow	£ 14,219	£ 8,022
Liabilities Inflow	10,093	13,702
Outflow
Disclosure of derivative financial instruments
Assets Outflow	(13,674)	(6,744)
Liabilities Outflow	(10,582)	(13,394)
Within one year | – forward foreign currency contracts | Inflow
Disclosure of derivative financial instruments
Assets Inflow	12,506	5,743
Liabilities Inflow	8,691	12,407
Within one year | – forward foreign currency contracts | Outflow
Disclosure of derivative financial instruments
Assets Outflow	(12,249)	(4,727)
Liabilities Outflow	(9,049)	(12,096)
Within one year | – cross-currency swaps | Inflow
Disclosure of derivative financial instruments
Assets Inflow	731	14
Liabilities Inflow	689	17
Within one year | – cross-currency swaps | Outflow
Disclosure of derivative financial instruments
Assets Outflow	(608)	(22)
Liabilities Outflow	(767)	(36)
Later than one year and not later than two years | – forward foreign currency contracts | Inflow
Disclosure of derivative financial instruments
Assets Inflow	199	807
Liabilities Inflow	243	143
Later than one year and not later than two years | – forward foreign currency contracts | Outflow
Disclosure of derivative financial instruments
Assets Outflow	(193)	(779)
Liabilities Outflow	(247)	(113)
Later than one year and not later than two years | – cross-currency swaps | Inflow
Disclosure of derivative financial instruments
Assets Inflow	9	705
Liabilities Inflow	10	665
Later than one year and not later than two years | – cross-currency swaps | Outflow
Disclosure of derivative financial instruments
Assets Outflow	(15)	(592)
Liabilities Outflow	(17)	(689)
2024 and thereafter | – cross-currency swaps | Inflow
Disclosure of derivative financial instruments
Assets Inflow	9	9
Liabilities Inflow	460	10
2024 and thereafter | – cross-currency swaps | Outflow
Disclosure of derivative financial instruments
Assets Outflow	(15)	(15)
Liabilities Outflow	(502)	(15)
Between three and four years | – cross-currency swaps | Inflow
Disclosure of derivative financial instruments
Assets Inflow	9	9
Liabilities Inflow	0	460
Between three and four years | – cross-currency swaps | Outflow
Disclosure of derivative financial instruments
Assets Outflow	(15)	(15)
Liabilities Outflow	0	(445)
Between four and five years | – cross-currency swaps | Inflow
Disclosure of derivative financial instruments
Assets Inflow	756	9
Liabilities Inflow	0	0
Between four and five years | – cross-currency swaps | Outflow
Disclosure of derivative financial instruments
Assets Outflow	(579)	(15)
Liabilities Outflow	0	0
Beyond five years | – cross-currency swaps | Inflow
Disclosure of derivative financial instruments
Assets Inflow	0	726
Liabilities Inflow	0	0
Beyond five years | – cross-currency swaps | Outflow
Disclosure of derivative financial instruments
Assets Outflow	0	(579)
Liabilities Outflow	£ 0	£ 0